UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10349

        Nuveen Maryland Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:         08/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR)
	August 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 2.9% (1.9% of Total Investments)
$ 190	Baltimore, Maryland, Pollution Control Revenue Bonds, General Motors Corporation, Series 1993,	No Opt. Call	B–	$189,238
	5.350%, 4/01/08
1,200	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	AAA	1,290,348
	9/01/39 – XLCA Insured
310	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba1	327,121
	5.875%, 9/01/39

1,700	Total Consumer Discretionary			1,806,707

	Consumer Staples – 2.5% (1.7% of Total Investments)
775	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	795,786
	Series 2002, 5.375%, 5/15/33
800	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed	5/11 at 100.00	Baa3	802,600
	Bonds, Series 2001, 5.000%, 5/15/31

1,575	Total Consumer Staples			1,598,386

	Education and Civic Organizations – 18.8% (12.6% of Total Investments)
1,100	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project,	9/12 at 102.00	A3	1,156,705
	Series 2002, 5.125%, 9/01/22
500	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College,	9/16 at 100.00	BBB–	525,965
	Series 2006, 5.625%, 9/01/38
	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary’s College,
	Series 2001A:
100	5.750%, 9/01/25	3/10 at 101.00	BBB–	104,235
100	5.800%, 9/01/30	3/10 at 101.00	BBB–	104,165
645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	679,153
	Series 2004, 5.250%, 4/01/34
250	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold	7/08 at 102.00	BBB–	259,000
	Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31
415	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School,	1/11 at 101.00	AAA	439,605
	Series 2000, 5.250%, 7/01/30 – FSA Insured
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A–	517,900
	Series 2004, 5.125%, 7/01/34
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/11 at 100.00	Baa1	1,298,763
	College of Art, Series 2001, 5.500%, 6/01/32
425	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R	453,484
	High School, Series 2005A, 6.000%, 5/01/35
590	Montgomery County Revenue Authority, Lease Revenue Bonds, Montgomery College Arts Center	5/15 at 100.00	A1	632,020
	Project, Series 2005A, 5.000%, 5/01/18
500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/12 at 100.00	AAA	529,075
	Auxiliary Facilities, Series 2001, 4.900%, 7/01/21 – FGIC Insured
500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/13 at 100.00	AAA	532,655
	Auxiliary Facilities, Series 2003A, 5.000%, 7/01/20 – FGIC Insured
	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2001B:
1,580	4.375%, 4/01/17	4/11 at 100.00	AA	1,614,507
1,140	4.500%, 4/01/19	4/11 at 100.00	AA	1,164,248
1,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A, 5.000%,	4/13 at 100.00	AA	1,064,190
	4/01/19
650	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A, 5.000%,	10/16 at 100.00	AA	699,842
	10/01/22

11,245	Total Education and Civic Organizations			11,775,512

	Health Care – 21.3% (14.3% of Total Investments)
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/08 at 101.00	AAA	1,030,550
	Medical Center, Series 1998, 5.125%, 7/01/33 – FSA Insured
775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A2	822,221
	Hospital, Series 2004, 5.500%, 7/01/36
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County	7/12 at 100.00	Baa1	1,076,400
	General Hospital, Series 2002, 6.000%, 7/01/26
750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	AA	771,487
	Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	513,650
	Hospital, Series 2002, 5.125%, 7/01/35
650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	662,948
	Medical Center, Series 2001, 5.000%, 7/01/34
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa2	1,043,550
	Institute, Series 2003, 5.500%, 7/01/33
525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A	544,845
	System, Series 2004A, 5.125%, 7/01/34
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	BBB+	741,041
	Series 2004, 5.375%, 8/15/24
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/11 at 100.00	A–	1,560,255
	Center, Series 2001, 5.625%, 7/01/31
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/11 at 100.00	A+	2,070,080
	Maryland Medical System, Series 2001, 5.250%, 7/01/28
1,610	Montgomery County, Maryland, Economic Development Revenue Bonds, Trinity Healthcare Group,	12/11 at 100.00	AA–	1,667,509
	Series 2001, 5.125%, 12/01/22
	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
300	5.375%, 7/01/14	1/07 at 100.00	B3	273,996
700	5.300%, 7/01/24	1/07 at 100.00	B3	591,101

13,010	Total Health Care			13,369,633

	Housing/Multifamily – 9.5% (6.4% of Total Investments)
50	Maryland Community Development Administration, Insured Multifamily Housing Mortgage Loan	5/11 at 100.00	Aa2	51,135
	Revenue Bonds, Series 2001A, 5.100%, 5/15/28
3,145	Maryland Community Development Administration, Multifamily Development Revenue Bonds, Waters	12/11 at 100.00	Aaa	3,247,401
	Towers Senior Apartments, Series 2001F, 5.450%, 12/15/33 (Alternative Minimum Tax)
1,110	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess	12/11 at 100.00	Aaa	1,146,142
	Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)
1,000	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	10/13 at 100.00	B1	983,790
	University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23
520	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AAA	546,380
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured

5,825	Total Housing/Multifamily			5,974,848

	Housing/Single Family – 5.8% (3.9% of Total Investments)
300	Maryland Community Development Administration, Department of Housing and Community	9/15 at 100.00	Aa2	305,487
	Development, Residential Revenue Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative Minimum Tax)
1,000	Maryland Community Development Administration, Department of Housing and Community	3/16 at 100.00	Aa2	1,017,120
	Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Mandatory put 9/13/24)
	(Alternative Minimum Tax)
815	Maryland Community Development Administration, Department of Housing and Community	9/16 at 100.00	Aa2	825,481
	Development, Residential Revenue Bonds, Series 2006L, 4.900%, 9/01/31 (WI/DD, Settling
	9/14/06) (Alternative Minimum Tax)
880	Maryland Community Development Administration, Residential Revenue Bonds, Series 2001H,	9/10 at 100.00	Aa2	898,357
	5.350%, 9/01/32 (Alternative Minimum Tax)
600	Maryland Community Development Administration, Residential Revenue Bonds, Series 2006B,	9/15 at 100.00	Aa2	605,028
	4.750%, 9/01/25 (Alternative Minimum Tax)

3,595	Total Housing/Single Family			3,651,473

	Industrials – 1.9% (1.2% of Total Investments)
1,150	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO	1/09 at 101.00	BBB	1,166,560
	Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)

	Long-Term Care – 0.5% (0.3% of Total Investments)
300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series	7/16 at 100.00	N/R	311,265
	2006A, 5.400%, 1/01/31

	Tax Obligation/General – 35.8% (24.0% of Total Investments)
750	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated Water and Sewerage,	8/09 at 101.00	AA+	767,700
	Series 1999, 4.500%, 8/01/19
	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006:
845	5.000%, 3/01/21	3/16 at 100.00	AA+	911,586
650	5.000%, 3/01/21	3/16 at 100.00	AA+	701,220
750	Baltimore, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004A,	10/14 at 100.00	AAA	800,205
	5.000%, 10/15/22 – AMBAC Insured
300	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA	327,522
	Cecil County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2001B:
975	4.600%, 8/01/18	8/11 at 101.00	AA–	1,013,171
1,020	4.600%, 8/01/19	8/11 at 101.00	AA–	1,056,679
750	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2006, 5.000%,	No Opt. Call	AA	833,483
	11/01/20
200	Frederick County, Maryland, Special Obligation Bonds, Villages of Lake Linganore Community	7/10 at 102.00	AA	215,226
	Development Authority, Series 2001A, 5.700%, 7/01/29 – RAAI Insured
	Frederick, Maryland, General Obligation Bonds, Series 2005:
600	5.000%, 8/01/16 – MBIA Insured	8/15 at 100.00	AAA	653,388
500	5.000%, 8/01/17 – MBIA Insured	8/15 at 100.00	AAA	542,760
510	Frederick, Maryland, General Obligation Refunding and Improvement Bonds, Series 2001, 4.750%,	12/11 at 101.00	AA–	534,633
	12/01/19
1,000	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2004B, 5.000%, 8/15/16	2/14 at 100.00	AAA	1,079,680
1,000	Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/17	8/15 at 100.00	AAA	1,089,460
4,730	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Refunding	10/11 at 101.00	AAA	5,087,775
	Bonds, Series 2001, 5.250%, 10/01/18
	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,
	Series 2001:
1,000	5.250%, 12/01/20 – FGIC Insured	12/11 at 101.00	AAA	1,080,390
2,820	5.250%, 12/01/21 – FGIC Insured	12/11 at 101.00	AAA	3,027,580
770	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24 -	7/11 at 100.00	AAA	805,905
	FSA Insured
800	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	873,528
	Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16
1,000	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	1,091,910
	Water Supply Bonds, Series 2005, 5.000%, 6/01/16

20,970	Total Tax Obligation/General			22,493,801

	Tax Obligation/Limited – 18.6% (12.5% of Total Investments)
625	Annapolis, Maryland, Special Obligation Bonds, Park Place Project, Series 2005A, 5.350%,	1/15 at 101.00	N/R	640,875
	7/01/34
605	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center	No Opt. Call	N/R	615,830
	Project, Series 2002, 5.000%, 7/01/12
530	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System,	5/13 at 100.00	AA+	567,439
	Series 2003A, 5.000%, 5/01/15
	Baltimore County, Maryland, Certificates of Participation, Health and Social Services Building
	Project, Series 2001:
1,580	5.000%, 8/01/20	8/11 at 101.00	AA+	1,654,544
1,660	5.000%, 8/01/21	8/11 at 101.00	AA+	1,735,298
500	Baltimore, Maryland, Project Revenue Bonds, Series 2006, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	AAA	529,235
350	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	369,474
	5.750%, 7/01/34
1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AA	1,132,810
	5.500%, 2/01/16
1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	No Opt. Call	AA	1,080,550
	5.000%, 5/01/13
1,405	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	1,524,284
	Headquarters Building, Series 2002, 5.375%, 6/01/19
1,000	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District,	7/12 at 101.00	AA	1,065,300
	Senior Series 2002A, 5.500%, 7/01/27 – RAAI Insured
270	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	274,628
	2005, 5.200%, 7/01/34
475	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	7/13 at 100.00	N/R	481,355
	2005, 5.250%, 7/01/35

11,000	Total Tax Obligation/Limited			11,671,622

	Transportation – 3.2% (2.2% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Hospital, Series 2001:
650	5.000%, 7/01/27 – AMBAC Insured	7/11 at 100.00	AAA	672,068
1,000	5.000%, 7/01/34 – AMBAC Insured	7/11 at 100.00	AAA	1,029,540
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Medical Institution, Series 2004B:
155	5.000%, 7/01/13 – AMBAC Insured	No Opt. Call	AAA	167,109
135	5.000%, 7/01/14 – AMBAC Insured	No Opt. Call	AAA	146,308

1,940	Total Transportation			2,015,025

	U.S. Guaranteed – 24.1% (16.2% of Total Investments) (4)
1,500	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	8/12 at 100.00	AAA	1,611,960
	2002, 5.000%, 8/01/18 (Pre-refunded 8/01/12)
3,000	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2000, 5.200%,	12/10 at 101.00	AAA	3,218,730
	12/01/19 (Pre-refunded 12/01/10)
1,000	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002, 5.000%,	11/12 at 101.00	AA (4)	1,083,510
	11/01/20 (Pre-refunded 11/01/12)
750	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2003A,	8/12 at 100.00	AAA	806,235
	5.000%, 8/15/15 (Pre-refunded 8/15/12)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington
	Episcopal Life Care Community Inc., Series 2001A:
31	6.750%, 4/01/20 (Pre-refunded 4/01/09)	4/09 at 100.00	N/R (4)	32,965
25	6.750%, 4/01/23 (Pre-refunded 4/01/11)	4/11 at 101.00	N/R (4)	28,122
25	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington	10/06 at 100.00	N/R (4)	25,085
	Episcopal Life Care Community Inc., Series 2001B, 8.000%, 4/01/22 (Pre-refunded 10/01/06)
1,260	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,	No Opt. Call	AAA	1,354,664
	Series 1997, 5.000%, 7/01/17 – AMBAC Insured (ETM)
1,175	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	AAA	1,355,198
	Projects, First Series 1978, 6.800%, 7/01/16 (ETM)
3,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	3,213,900
	5.500%, 10/01/40
1,230	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24	7/11 at 100.00	AAA	1,306,555
	(Pre-refunded 7/01/11) – FSA Insured
1,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	1,085,720
	6.000%, 7/01/26 (Pre-refunded 7/01/10)

13,996	Total U.S. Guaranteed			15,122,644

	Utilities – 3.3% (2.2% of Total Investments)
1,000	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 – MBIA Insured	10/09 at 101.00	AAA	1,047,410
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/07 at 100.00	N/R	1,010,970
	7.400%, 9/01/19 (Alternative Minimum Tax)

2,000	Total Utilities			2,058,380

	Water and Sewer – 0.6% (0.4% of Total Investments)
355	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	389,428
	2005A, 5.000%, 9/01/15

$ 88,661	Total Long-Term Investments (cost $90,055,932) – 148.8%			93,405,284

	Short-Term Investments – 0.3% (0.2% of Total Investments)
200	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A–1+	200,000
	Obligations, Series 1985, 3.290%, 12/01/15 – MBIA Insured (5)

$ 200	Total Short-Term Investments (cost $200,000)			200,000

	Total Investments (cost $90,255,932) – 149.1%			93,605,284

	Other Assets Less Liabilities – 1.9%			1,165,455

	Preferred Shares, at Liquidation Value – (51.0)%			(32,000,000)

	Net Assets Applicable to Common Shares – 100%			$62,770,739

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's
Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2006, the cost of investments was $90,305,163.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

Gross unrealized:
Appreciation	$3,452,129
Depreciation	(152,008)

Net unrealized appreciation (depreciation) of investments	$3,300,121

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Maryland Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 27, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 27, 2006

* Print the name and title of each signing officer under his or her signature.